UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09727
                                                    -----------

                      Advantage Advisers Sawgrass Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                     Date of reporting period: June 30, 2003
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                    ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
                        (FORMERLY SAWGRASS FUND, L.L.C.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                    ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital......................    1
Statement of Operations....................................................    2
Statement of Changes in Members' Capital - Net Assets......................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   12
Schedule of Securities Sold, Not Yet Purchased.............................   15
Results of Special Meeting of Members......................................   17

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------------------
                                                                               JUNE 30, 2003
                                                                                (UNAUDITED)
ASSETS
Investments in securities, at market (cost - $39,558)                            $ 45,624
Due from broker                                                                     6,900
Receivable for investment securities sold                                          10,270
Interest receivable                                                                     6
Other assets                                                                           14
                                                                                ----------

       TOTAL ASSETS                                                                62,814
                                                                                ----------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $8,414)                   8,769
Withdrawals payable                                                                 5,987
Payable for investment securities purchased                                           440
Administration fees payable                                                            42
Dividends payable on securities sold, not yet purchased                                 2
Accrued expenses                                                                      204
                                                                                ----------

       TOTAL LIABILITIES                                                           15,444
                                                                                ----------

          NET ASSETS                                                             $ 47,370
                                                                                ==========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                        $ 41,659
Net unrealized appreciation on investments                                          5,711
                                                                                ----------

          MEMBERS' CAPITAL - NET ASSETS                                          $ 47,370
                                                                                ==========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
---------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2003
                                                                                (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                      $   161
    Dividends (net of foreign taxes withheld of $1)                                    14
                                                                                 ---------
                                                                                      175
                                                                                 ---------
EXPENSES
       Administration fees                                                            231
       Prime broker fees                                                               96
       Professional fees                                                               87
       Dividends on securities sold, not yet purchased                                 82
       Accounting and investor services fees                                           48
       Custodian fees                                                                  41
       Insurance expense                                                               17
       Board of Managers' fees and expenses                                             5
       Interest expense                                                                 1
       Miscellaneous                                                                   20
                                                                                 ---------
          TOTAL EXPENSES                                                              628
                                                                                 ---------

          NET INVESTMENT LOSS                                                        (453)
                                                                                 ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                        6,018
       Purchased options                                                              (38)
       Written options                                                               (816)
       Securities sold, not yet purchased                                          (2,767)
                                                                                 ---------

          NET REALIZED GAIN ON INVESTMENTS                                          2,397
                                                                                 ---------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                            5,804
                                                                                 ---------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           8,201
                                                                                 ---------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $ 7,748
                                                                                 =========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (UNAUDITED) (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------
                                                          SPECIAL
                                                          ADVISORY
                                                           MEMBER           MEMBERS            TOTAL
                                                         ---------        -----------       -----------

MEMBERS' CAPITAL, DECEMBER 31, 2001                       $    43          $ 100,435         $ 100,478

FROM INVESTMENT ACTIVITIES
       Net investment loss                                     --             (1,108)           (1,108)
       Net realized loss on investments                        --               (758)             (758)
       Net change in unrealized depreciation on                                                     --
              investments                                      --            (30,279)          (30,279)
                                                         ---------        -----------       -----------
       DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                 --            (32,145)          (32,145)

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                   --              5,599             5,599
       Capital withdrawals                                    (43)           (28,824)          (28,867)
                                                         ---------        -----------       -----------
       DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                 (43)           (23,225)          (23,268)

MEMBERS' CAPITAL, DECEMBER 31, 2002                       $    --          $  45,065         $  45,065
                                                         ---------        -----------       -----------

FROM INVESTMENT ACTIVITIES
       Net investment loss                                     --               (453)             (453)
       Net realized gain on investments                        --              2,397             2,397
       Net change in unrealized appreciation on
              investments                                      --              5,804             5,804
       Incentive allocation                                    --                 --                --
                                                         ---------        -----------       -----------
       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                 --              7,748             7,748

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                   --                544               544
       Capital withdrawals                                     --             (5,987)           (5,987)
                                                         ---------        -----------       -----------
       DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                  --             (5,443)           (5,443)

MEMBERS' CAPITAL, JUNE 30, 2003                           $    --          $  47,370         $  47,370
                                                         =========        ===========       ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Sawgrass Fund, L.L.C. (formerly Sawgrass Fund, L.L.C.) (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Agreement dated as of June 5, 2003. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the "Board of Managers" and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C. a Delaware limited liability company (the "Adviser"), a subsidiary of Oppenheimer Asset Management, Inc. ("OAM") and an affiliate of Fahnestock & Co. Inc. ("Fahnestock"). The Adviser is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreements. The Board of Managers of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the Members approved the new investment advisory agreement at a special meeting of Members held on April 30, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     1.  ORGANIZATION (CONTINUED)

         determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date. Interest income and expenses are recorded on the accrual basis.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,108,546) and (757,959) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Fahnestock provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Fahnestock a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2002, Fahnestock earned $46,760 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2003, there were no incentive allocation to the Special Advisory Member.

         Each Member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2003, amounted to $113,950,555 and $112,186,193, respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS (CONTINUED)

         appreciation on investments  was  $5,710,418,  consisting of $6,846,926
         gross   unrealized   appreciation   and  $1,136,508   gross  unrealized
         depreciation.

         Due from broker primarily represents as proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of June 30, 2003.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2003, the average daily amount of such borrowings was $108,307, and the daily weighted average annualized interest rate was 1.90%.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Fund

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the six months ended June 30, 2003, transactions in purchased options were as follows:

                                                            CALL OPTIONS
                                                    ----------------------------
                                                       NUMBER
                                                    OF CONTRACTS         COST
                                                    -------------     ----------
         Beginning balance                                  --         $   --
         Options purchased                                 1,373        116,940
         Options closed                                     (470)       (48,470)
         Options expired                                    (608)       (49,400)
                                                    -------------     ----------
         Options outstanding at June 30, 2003                295       $ 19,070
                                                    =============     ==========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the six months ended June 30, 2003, transactions in written options were as follows:

                                                            CALL OPTIONS
                                                    ----------------------------
                                                       NUMBER
                                                    OF CONTRACTS         COST
                                                    -------------     ----------
         Beginning balance                                  --         $   --
         Options written                                   2,290        468,380
         Options closed                                   (2,290)      (468,380)
                                                    -------------     ----------
         Options outstanding at June 30, 2003               --         $   --
                                                    =============     ==========

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                  MARCH 15, 2000
                                            SIX MONTHS                                                            (COMMENCEMENT
                                               ENDED              YEAR ENDED               YEAR ENDED             OPERATIONS) TO
                                           JUNE 30, 2003       DECEMBER 31, 2002       DECEMBER 31, 2001        DECEMBER 31, 2000
                                           -------------       -----------------       -----------------        -----------------

    Net assets, end of period (000)           $47,370               $45,065                $100,478                 $119,846
    Ratio of net investment income
             (loss) to average assets          (1.94%)*             (1.29%)                 (0.37%)                   0.28%*
    Ratio of expenses to average
             net assets                         2.69%*               2.32%                   2.00%                    2.06%*
    Portfolio turnover rate                      287%                 445%                    356%                     238%
    Total return **                            16.96%              (32.65%)                 (9.00%)                  (1.52%)
    Average debt ratio                          0.23%                0.63%                   0.94%                    0.02%

         *   Annualized.

         **  Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted,  before  incentive  allocation to the Special  Advisory  Member,  if any. Total return for a period of less than a full year is not annualized.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     8.  OTHER CAPITAL TRANSACTIONS

         Effective  July  1,  2003  the  Company  received   additional  capital
         contributions from Members of $25,000.

         Effective January 1, 2003, the Company received initial and additional contributions from Members of $214,600.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE
         COMMON STOCK - 96.28%
            APPLICATIONS SOFTWARE - 2.06%
  5,200       Authentidate Holding Corp                            $     18,257
 24,650       Mercury Interactive Corp.*                                955,434
                                                                   ------------
                                                                        973,691
                                                                   ------------
            CELLULAR TELECOMMUNICATIONS - 2.06%
 25,550       NII Holdings, Inc.*                                       978,054
                                                                   ------------
            COMMUNICATIONS SOFTWARE - 3.74%
 50,100       Avid Technology, Inc.*                                  1,770,033
                                                                   ------------
            CONSULTING SERVICES - 2.21%
 25,900       Corporate Executive Board Co.*                          1,049,209
                                                                   ------------
            DECISION SUPPORT SOFTWARE - 0.49%
  8,550       Cognos, Inc.*                                             231,192
                                                                   ------------
            DISPOSABLE MEDICAL PRODUCTS - 3.11%
 47,400       ICU Medical, Inc.*                                      1,473,666
                                                                   ------------
            DISTRIBUTION / WHOLESALE - 2.16%
 50,625       Central European Distribution Corp.*                    1,022,625
                                                                   ------------
            E-COMMERCE / PRODUCTS - 3.69%
 48,100       Amazon.com, Inc.*                                       1,746,992
                                                                   ------------
            E-COMMERCE / SERVICES - 7.16%
 12,350       Expedia, Inc.*                                            940,329
 62,320       InterActiveCorp*                                        2,451,046
                                                                   ------------
                                                                      3,391,375
                                                                   ------------
            E-SERVICES / CONSULTING - 1.12%
116,900       Saba Software, Inc.*                                      531,895
                                                                   ------------
            ENTERPRISE SOFTWARE / SERVICES - 8.25%
 51,600       Business Objects S.A. - Sponsored ADR*                  1,127,976
 13,700       Hyperion Solutions Corp.*                                 462,101
 12,350       MicroStrategy, Inc.*                                      452,257
 32,450       Packeteer, Inc.*                                          502,326
216,250       Retek, Inc.*                                            1,362,375
                                                                   ------------
                                                                      3,907,035
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE
         COMMON STOCK (CONTINUED)
            FOOD - DAIRY PRODUCTS - 1.78%
 35,600       Horizon Organic Holding Corp.*                       $    845,500
                                                                   ------------
            FOOD - FLOUR & GRAIN - 2.55%
171,100       Stake Technology Ltd.*                                  1,207,966
                                                                   ------------
            FOOD - RETAIL - 1.85%
 18,400       Whole Foods Market, Inc.*                                 874,552
                                                                   ------------
            FOOD - WHOLESALE / DISTRIBUTION - 1.69%
 28,200       United Natural Foods, Inc.*                               799,752
                                                                   ------------
            HAZARDOUS WASTE DISPOSAL - 3.54%
 43,750       Stericycle, Inc.*                                       1,678,250
                                                                   ------------
            INTERNET CONTENT - INFORMATION / NETWORK - 3.03%
 79,075       Ask Jeeves, Inc.*                                       1,079,373
205,650       Click2learn, Inc.*                                        355,775
                                                                   ------------
                                                                      1,435,148
                                                                   ------------
            INTERNET INFRASTRUCTURE SOFTWARE - 2.31%
134,250       AsiaInfo Holdings, Inc.*                                1,095,480
                                                                   ------------
            LASERS - SYSTEM / COMPONENTS - 1.15%
 17,000       Cymer, Inc.*                                              545,190
                                                                   ------------
            MEDICAL - DRUGS - 5.07%
 42,200       Teva Pharmaceutical Industries Ltd. - Sponsored ADR     2,401,180
                                                                   ------------
            MEDICAL - OUTPATIENT / HOME MEDICAL - 3.44%
 66,550       VistaCare, Inc.*                                        1,628,479
                                                                   ------------
            OIL COMPANIES - EXPLORATION & PRODUCTION - 0.25%
  5,750       Prima Energy Corp.*                                       120,118
                                                                   ------------
            PHARMACY SERVICES - 7.00%
 23,500       AdvancePCS*                                               898,875
 60,300       Caremark Rx, Inc.*                                      1,548,504
 12,700       Express Scripts, Inc.*                                    868,807
                                                                   ------------
                                                                      3,316,186
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE
         COMMON STOCK (CONTINUED)
            SCHOOLS - 14.30%
 31,191       Apollo Group, Inc., Class A*              (a)        $  1,927,603
 26,350       Career Education Corp.*                   (a)           1,799,705
 23,250       Corinthian Colleges, Inc.*                              1,123,208
 38,200       University of Phoenix Online*             (a)           1,921,078
                                                                   ------------
                                                                      6,771,594
                                                                   ------------
            SECURITY SERVICES - 1.12%
 19,650       Kroll, Inc.*                                              530,354
                                                                   ------------
            TELECOMMUNICATIONS EQUIPMENT - 2.75%
 36,500       UTStarcom, Inc.*                                        1,300,860
                                                                   ------------
            TELECOMMUNICATIONS SERVICES - 0.85%
 17,800       China Telecom Corporation Ltd.                            404,772
                                                                   ------------
            WEB PORTALS / ISP - 7.55%
 93,500       EarthLink, Inc.*                                          746,130
 40,900       FindWhat.com*                                             781,599
 62,650       Yahoo!, Inc.*                             (a)           2,048,654
                                                                   ------------
                                                                      3,576,383
                                                                   ------------
          TOTAL COMMON STOCK (COST $39,539,371)                    $ 45,607,531
                                                                   ------------

CONTRACTS
         CALL OPTIONS - 0.03%
            ENTERPRISE SOFTWARE / SERVICES - 0.03%
    295       PeopleSoft, Inc., 07/19/03, $17.50                         16,225
                                                                   ------------
              TOTAL CALL OPTIONS (COST $19,070)                    $     16,225
                                                                   ------------

              TOTAL INVESTMENTS (COST $39,558,441) - 96.31%        $ 45,623,756
                                                                   ------------

              OTHER ASSETS, LESS LIABILITIES - 3.69%                  1,745,940
                                                                   ------------

              NET ASSETS - 100.00%                                 $ 47,369,696
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.
ADR -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE
         SECURITIES SOLD, NOT YET PURCHASED - (18.51%)
            AEROSPACE / DEFENSE - (0.81%)
 11,150       Boeing Co.                                           $   (382,668)
                                                                   ------------
            COLLECTIBLES - (1.18%)
 29,450       Action Performance Companies, Inc.                       (559,550)
                                                                   ------------
            COMMERCIAL SERVICES - (0.70%)
 16,750       MemberWorks, Inc.                                        (331,985)
                                                                   ------------
            CONSULTING SERVICES - (1.07%)
 40,200       Right Management Consultants, Inc.                       (508,530)
                                                                   ------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.88%)
 15,700       Intersil Corp., Class A                                  (417,777)
                                                                   ------------
            ELECTRONIC SECURITY DEVICES - (0.53%)
 10,250       InVision Technologies, Inc.                              (252,047)
                                                                   ------------
            ENTERPRISE SOFTWARE / SERVICES - (1.14%)
 30,750       PeopleSoft, Inc.                                         (539,970)
                                                                   ------------
            FOOD - RETAIL - (1.82%)
 44,800       Albertson's, Inc.                                        (860,160)
                                                                   ------------
            HOTELS & MOTELS - (0.84%)
 29,550       Extended Stay America, Inc.                              (398,629)
                                                                   ------------
            MOTORCYCLE / MOTOR SCOOTER - (1.33%)
 15,750       Harley-Davidson, Inc.                                    (627,795)
                                                                   ------------
            NETWORKING PRODUCTS - (1.34%)
 45,900       Polycom, Inc.                                            (636,174)
                                                                   ------------
            PHYSICAL THERAPY / REHABILITATION CENTERS - (2.17%)
 78,750       U.S. Physical Therapy, Inc.                            (1,029,263)
                                                                   ------------
            RACETRACKS - (0.52%)
  6,200       International Speedway Corp., Class A                    (244,962)
                                                                   ------------
            REGISTERED INVESTMENT COMPANY - (0.98%)
  2,300       iShares Lehman 20+ Year Treasury Bond Fund               (212,750)
  3,100       Retail HOLDRs Trust                                      (251,720)
                                                                   ------------
                                                                       (464,470)
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE
         SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
            RETAIL - APPAREL / SHOES - (2.25%)
 18,100       American Eagle Outfitters, Inc.                          (333,040)
 22,900       Charlotte Russe Holding, Inc.                            (240,450)
 12,400       Too, Inc.                                                (251,100)
 22,700       Wet Seal, Inc. - Class A                                 (239,031)
                                                                   ------------
                                                                     (1,063,621)
                                                                   ------------
            WIRELESS EQUIPMENT - (0.95%)
 12,550       QUALCOMM, Inc.                                           (451,047)
                                                                   ------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS   $ (8,768,648)
              $8,413,752)                                          ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on April 25, 2003. At this meeting, Members voted to approve a new Advisory Agreement between the Company and the Adviser. The Members also elected each of the nominees proposed for election to the Fund's Board of Managers. The following provides information concerning the matters voted on at the meeting:

I.     PROPOSAL TO APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE FUND AND THE
       ADVISER

               VOTES FOR        VOTES AGAINST        VOTES         NON-VOTING         INTERESTS OF
                                                    WITHHELD        INTERESTS            RECORD
              $21,771,827        $1,072,172         $611,772       $20,585,851        $44,041,622


II.    ELECTION OF MANAGERS OF THE COMPANY

                                                 VOTES       VOTES       NON-VOTING   INTERESTS OF
                 NOMINEE          VOTES FOR     AGAINST     WITHHELD     INTERESTS       RECORD
       Sol Gittleman             $21,786,840       $0      $1,668,931   $20,585,851   $44,041,622
       Luis Rubio                $21,786,840       $0      $1,668,931   $20,585,851   $44,041,622
       Janet L. Schinderman      $21,786,840       $0      $1,668,931   $20,585,851   $44,041,622
       Howard M. Singer          $21,786,840       $0      $1,668,931   $20,585,851   $44,041,622

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           Advantage Advisers Sawgrass Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.